Employee Benefits and Private Pension Plan (Tables)	12 Months Ended
Dec. 31, 2021
Employee benefits and private pension plan
Post-employment benefits

The amounts related to such benefits were determined based on a valuation conducted by an independent actuary and reviewed by management as of December 31, 2021.

	12/31/2021	12/31/2020
Health and dental care plan (1)	159,867	200,318
Indemnification of FGTS	38,617	53,952
Seniority bonus (2)	5,570	16,336
Life insurance (1)	11,665	14,118
Total	215,719	284,724
Current	21,082	27,077
Non-current	194,637	257,647

(1) Only IPP, Tropical and Iconic.

(2) In 2021, there was a change in the seniority bonus policy for retirement, with a reduction in the benefit (Ultragaz and Ipiranga).

Changes in provision for post-employment benefits

The change in the present value of the post-employment benefit obligation occurred as follows:

	12/31/2021	12/31/2020
Opening balance	284,724	272,867
Expense for the year of continuing operations	15,585	11,622
Expense (revenue) for the year of discontinued operations	2,951	(6,411)
(Gain) Losses from changes in actuarial assumptions	(58,954)	24,822
Benefits paid directly by Company and its subsidiaries	(18,400)	(18,969)
Exchange rates from post employment benefits	217	793
Reclassification to liabilities held for sale (i)	(10,404)	-
Ending balance	215,719	284,724

(i) For further information see Note 3.c.1.

Post-employment benefit expense

The total of expense in each year is presented below:

	2021	2020	2019
		Re-presented	Re-presented
Health and dental care plan	15,265	11,127	10,442
Indemnification of FGTS	4,409	6,199	(5,423)
Seniority bonus	(4,886)	(6,821)	3,580
Life insurance	797	1,117	1,293
Total	15,585	11,622	9,892

Significant actuarial assumptions adopted

The main actuarial assumptions used are:

Economic factors	12/31/2021	12/31/2020
	% p.a.	% p.a.
Discount rate for the actuarial obligation at present value	8.93	8.22
Average projected salary growth rate	7.07	7.07
Inflation rate (long term)	3.25	3.25
Growth rate of medical services	7.38	7.38

Sensitivity analysis
12/31/2021
Assumption	Change in assumptions	Decrease in liability	Change in assumptions	Increase in liability
Discount rate	increase by 1.0 p.p.	24,196	decrease by 1.0 p.p.	24,293
Wage growth rate	decrease by 1.0 p.p.	3,002	increase by 1.0 p.p.	2,258
Medical services growth rate	decrease by 1.0 p.p.	19,218	increase by 1.0 p.p.	23,522